UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  028-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

   /s/ Thomas J Curran     Albany, NY     October 14, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $109,911 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      410     7842 SH       SOLE                     5442        0     2400
AIR PRODS & CHEMS INC          COM              009158106      282     3402 SH       SOLE                     3402        0        0
AMAZON COM INC                 COM              023135106     4670    29735 SH       SOLE                    26555        0     3180
APPLE INC                      COM              037833100     4509    15890 SH       SOLE                    13194        0     2696
BECTON DICKINSON & CO          COM              075887109     4196    56631 SH       SOLE                    49816        0     6815
BHP BILLITON LTD               SPONSORED ADR    088606108      211     2762 SH       SOLE                     2762        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     5508    78778 SH       SOLE                    66773        0    12005
CISCO SYS INC                  COM              17275r102     4839   220952 SH       SOLE                   183997        0    36955
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6610   102526 SH       SOLE                    81411        0    21115
COLGATE PALMOLIVE CO           COM              194162103     3989    51900 SH       SOLE                    48715        0     3185
EXXON MOBIL CORP               COM              30231g102      818    13235 SH       SOLE                     1844        0    11391
GENERAL DYNAMICS CORP          COM              369550108      260     4140 SH       SOLE                      185        0     3955
GOOGLE INC                     CL A             38259p508     4802     9133 SH       SOLE                     7476        0     1657
ISHARES TR                     S&P500 GRW       464287309     3157    53170 SH       SOLE                    52245        0      925
JOHNSON & JOHNSON              COM              478160104     4032    65067 SH       SOLE                    61177        0     3890
MASTERCARD INC                 CL A             57636q104     1996     8911 SH       SOLE                     8845        0       66
NOVO-NORDISK A S               ADR              670100205     6099    61953 SH       SOLE                    51213        0    10740
ORACLE CORP                    COM              68389x105     5429   202207 SH       SOLE                   166658        0    35549
PEPSICO INC                    COM              713448108     5058    76125 SH       SOLE                    63235        0    12890
PRAXAIR INC                    COM              74005p104     5285    58552 SH       SOLE                    48327        0    10225
PRICELINE COM INC              COM NEW          741503403     5840    16765 SH       SOLE                    14285        0     2480
PROCTER & GAMBLE CO            COM              742718109      445     7420 SH       SOLE                     2808        0     4612
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      546    17895 SH       SOLE                     3125        0    14770
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    11013   767749 SH       SOLE                   631494        0   136255
SPDR S&P 500 ETF TR            TR UNIT          78462f103     2969    26011 SH       SOLE                    26011        0        0
STRYKER CORP                   COM              863667101     4234    84591 SH       SOLE                    79686        0     4905
SUNCOR ENERGY INC NEW          COM              867224107     5230   160672 SH       SOLE                   133252        0    27420
UNITED TECHNOLOGIES CORP       COM              913017109      374     5255 SH       SOLE                     2710        0     2545
VISA INC                       COM CL A         92826c839     2308    31085 SH       SOLE                    22820        0     8265
WAL MART STORES INC            COM              931142103     4070    76055 SH       SOLE                    66255        0     9800
ZIMMER HLDGS INC               COM              98956p102      722    13800 SH       SOLE                        0        0    13800